Debt - Outstanding Principal Balances (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total debt	$ 211,526,507
Total current portion of long-term debt	20,216,171	$ 22,834,543
Non-current portion of long-term debt	187,066,842	205,519,705
Loans Payable [Member]
Total debt	211,526,507	232,262,720
Deferred finance fees	(4,243,494)	(3,908,472)
Net total debt	207,283,013	228,354,248
Current portion of long-term debt	21,274,111	24,217,892
Current portion of deferred finance fees	(1,057,940)	(1,383,349)
Total current portion of long-term debt	20,216,171	22,834,543
Non-current portion of long-term debt	187,066,842	205,519,705
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt		31,300,000
Old Nordea SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt		86,371,847
ABN DVB NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt		92,131,594
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	6,045,000	7,465,000
Nordea SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	100,000,000	0
Nordea SEB Revolving Facility [Member] | Loans Payable [Member]
Total debt	40,000,000
ABN CACIB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	61,462,500
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	$ 4,019,007	$ 14,994,279